Long-term investments - Equity securities without readily determinable fair value (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	Aug. 31, 2023 CNY (¥)
(i) Equity method investments
Carrying value investment		¥ 1,275,287,000		¥ 1,505,509,000
Share of income/(loss) of equity investees		(503,193,000)	$ (68,937)	64,394,000	¥ 377,775,000
(iii) Equity securities without readily determinable fair value
Initial cost		417,497,000		304,134,000
Net cumulative fair value adjustments		86,785,000		87,071,000
Carrying value		504,282,000		391,205,000
Invested in equity securities without readily determinable fair value		113,363,000		294,657,000	35,000
Fair value loss		286,000		4,988,000	2,652,000
Impairment charges		0		0	0
(iv) Held-to-maturity debt securities - time deposit
Held-to-maturity debt securities - time deposit		¥ 12,086,000		¥ 1,875,318,000
Weighted average maturity period of held to maturity debt securities		2 years 1 month 6 days	2 years 1 month 6 days	1 year 6 months
Debt securities, Held-to-Maturity, Impairment loss		¥ 0		¥ 0	0
(v) Available-for-sale debt securities:
Initial cost		173,918,000		120,000,000
Net cumulative fair value adjustments								¥ (977,294,000)
Carrying value		173,918,000		120,000,000
Purchase of available-for-sale debt investments	¥ 650,000,000	52,842,000	$ 7,239		120,000,000
Impairment loss		0		0	0
(vi) Retained asset-backed securities
Debt securities issued to investors							¥ 2,450,000,000		¥ 859,000,000
Private company
(i) Equity method investments
Share of income/(loss) of equity investees		503,193,000
(v) Available-for-sale debt securities:
Purchase of available-for-sale debt investments		¥ 53,918,000		0	120,000,000
Joint venture
(i) Equity method investments
Authorized Share Capital | $						$ 55,000
Percentage held of its equity interests						51.00%
CYVN Holding L.L.C. | Joint venture
(i) Equity method investments
Percentage held of its equity interests						49.00%
Private company
(i) Equity method investments
Share of income/(loss) of equity investees				¥ 64,394,000	¥ (377,775,000)